Note O - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, Related Allowance	$ 94	$ 2,981	$ 2,164
Other Real Estate	822	754
Other Real Estate, Gross	2,217	2,217
Real Estate Owned, Valuation Allowance	1,395	1,463
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	68	393
Collateral Dependent Loans [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	972	8,732
Impaired Financing Receivable, Related Allowance	0	2,913
Provision for Loan Losses Expensed	0	2,509
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0